43. Other disclosures (Details Text) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Disclosures Details Text Abstract
Deferred Revenues For The Premium Received For Providing Guarantees	R$ 356,226,000	R$ 285,218,000	R$ 330,018,000
Third-party securities held in custody
Third-party securities held in custody	R$ 35,519,498,000	27,283,548,000	34,040,742,000
Other Obligations
Non-cancellable operating leases contracts with indeterminate mature		918,000	674,000
Payment of operating leases recognized as expenses		R$ 700,958,000	R$ 683,011,000